CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,170,970)	$ (1,689,034)	$ (15,920,362)	$ (6,079,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	13,526	5,733	17,429	22,521
Amortization expense	719,028	283,176	283,176	1,269,564
Finance charges	1,302,697	80,063	1,287,916	426,419
Finance fee	182,922	80,063
Bad debt expense			158,620	261,717
Change in value of forward purchase agreement			2,312,116	0
Stock compensation expense	507,670	272,983	1,942,036	1,717,123
Gain on sale of assets			(13,778)	0
Dividend expense			368,699	0
Non-cash interest expense	226,466	15,535	167,265	603,146
Impairment of intangible assets	0		105,676	0
Changes in assets and liabilities:
Accounts receivable	16,822	(36,449)	(307,716)	(47,479)
Prepaid expenses and other current assets			(1,244,356)	(26,420)
Right of use asset, net of lease liability			31,034	34,386
Accounts payable and accrued expenses			907,164	552,424
Deferred revenue	66,894	53,345	105,751	(6,572)
NET CASH USED IN OPERATING ACTIVITIES	(990,030)	(1,152,215)	(8,824,972)	(1,272,995)
Change in allowance for doubtful accounts	123,797	35,982
INVESTING ACTIVITIES
Cash portion of consideration paid to acquire Preferred Dental			(1,559,144)	0
Investment in forward purchase agreement			(7,796,672)	0
Proceeds from sale of assets			28,000	0
Purchases of capital assets			(159,878)	(4,153)
Change in fair value of forward purchase agreement	(300,000)	0
Additions to capitalized software			(727,021)	(289,812)
Accounts receivable	(16,822)	36,449	307,716	47,479
NET CASH USED IN INVESTING ACTIVITIES	(1,204,437)	(194,115)	(10,214,715)	(293,965)
Prepaid expenses and other current assets	1,005,715	(56,279)
FINANCING ACTIVITES
Net proceeds from debt			7,796,753	3,585,000
Right of use asset, net of lease liability	1,030	1,981
Payments on debt	(309,953)	(586,421)	(1,235,399)	(2,323,181)
Accounts payable and accrued expenses	1,650,714	(192,149)
Proceeds from issuance of common stock	0	540,000	2,881,024	450,000
Conversion of convertible debt into common stock			0	22,387
Proceeds from issuance of series A preferred stock			18,312,897	0
Proceeds from exercise of employee stock options			0	2,100
Effect of merger, net of transactions			(7,692,383)	0
Repurchase of warrants for common stock			0	(45,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,113,140	1,953,579	20,062,892	1,691,306
NET CHANGE IN CASH	(1,081,327)	607,249	1,023,205	124,346
CASH AT BEGINNING OF THE YEAR	1,219,358	196,153	196,153	71,807
Cash portion of consideration paid to acquire assets - Verifi Dental Limited	(370,000)	0
Cash portion of consideration paid to acquire assets - FeatherPay	(500,000)	0
CASH AT END OF THE YEAR	138,031	803,402	1,219,358	196,153
Purchase of capital assets	0	(40,769)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest			18,750	696,355
Additions to capitalized software	(334,437)	(153,346)
Stock issued for acquisition of Preferred Dental			400,000	0
Stock issued for conversion of notes payable			5,765,656	22,387
Net proceeds from debt	1,423,093	2,000,000
Dividends to Common Stockholders			$ 0	$ 1,794,704
Cash paid during the period for interest	$ 74,921	$ 215,821